                                FIDELITY VIP PLUS

                         MONARCH LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA1

                                  ANNUAL REPORT
                                DECEMBER 31, 2003

This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests. We take pride in our continued commitment to provide prompt, courteous service to our contract owners. For inquiries regarding your contract, please call our Annuity Service Center at 1-800-654-0050.

[FIDELITY VIP PLUS LOGO]

The investment results presented in this report are historical and are no indication of future performance.

                         REPORT OF INDEPENDENT AUDITORS

To the Receiver of Monarch Life Insurance Company and Contract Owners of Monarch Life Insurance Company of Separate Account VA1:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of VA1 of Monarch Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 20, 2004

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 2003

                                                                 COST        SHARES      MARKET VALUE
                                                              ----------     -------     ------------
ASSETS
Investment in Variable Insurance Products Fund and Fund II,
at Market Value (Note 2):
 Money Market Portfolio                                       $  208,725     208,725      $  208,725
 Investment Grade Bond Portfolio                                  60,350       4,731          64,573
 Equity Income Portfolio                                         358,971      15,766         365,465
 Growth Portfolio                                                184,091       4,966         154,151
 Asset Manager Portfolio                                         168,301      10,470         151,399
 Overseas Portfolio                                               66,327       3,660          57,053
                                                              ----------                  ----------
Total Invested Assets                                         $1,046,765                   1,001,366
                                                              ==========
Pending Trades                                                                                     2
                                                                                          ----------
 Net Assets                                                                               $1,001,368
                                                                                          ==========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 2002

                                                                 COST        SHARES      MARKET VALUE
                                                              ----------     -------     ------------
ASSETS
Investment in Variable Insurance Products Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio                                      $  287,157     287,157     $    287,157
  Investment Grade Bond Portfolio                                 97,095       7,736          105,985
  Equity Income Portfolio                                        789,653      36,061          654,867
  Growth Portfolio                                             1,650,842      45,576        1,068,314
  Asset Manager Portfolio                                        294,155      17,899          228,216
  High Income Portfolio                                           87,372       8,256           48,961
  Overseas Portfolio                                             230,278      11,459          125,823
                                                              ----------                 ------------
Total Invested Assets                                         $3,436,552                    2,519,323
                                                              ==========
LIABILITIES
  Total Liabilities                                                                                --
                                                                                         ------------
  Net Assets                                                                             $  2,519,323
                                                                                         ============

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                               MONEY         INVESTMENT      EQUITY
                                                                               MARKET        GRADE BOND      INCOME
                                                                 TOTAL        DIVISION        DIVISION      DIVISION
                                                             ------------     --------       ----------     ---------
Investment Income:
 Dividends                                                   $     35,956     $  2,300       $    4,173     $  12,609
Expenses:
 Risk Charges and Administrative Expenses (Note 4)                (20,194)      (2,289)            (895)       (5,652)
                                                             ------------     --------       ----------     ---------
  Net Investment Income (Loss)                                     15,762           11            3,278         6,957
                                                             ------------     --------       ----------     ---------

Gains and (Losses) on Investments:
 Net Realized Gains (Losses)                                     (455,128)          --            3,207       (12,407)
 Net Unrealized Gains (Losses)                                    871,826           --           (4,669)      141,281
 Capital Gain Distributions                                         1 468           --            1,468            --
                                                             ------------     --------       ----------     ---------
  Net Gains                                                       418,166           --                6       128,874
                                                             ------------     --------       ----------     ---------

Net Increase in Net Assets
 Resulting from Operations                                        433,928           11            3,284       135,831
                                                             ------------     --------       ----------     ---------

Transfers Due to Terminations                                  (1,951,883)     (78,443)         (44,696)     (425,233)
                                                             ------------     --------       ----------     ---------

Net Decrease in Net Assets
 Resulting from Principal Transactions                         (1,951,883)     (78,443)         (44,696)     (425,233)
                                                             ------------     --------       ----------     ---------

Total Decrease in Net Assets                                   (1,517,955)     (78,432)         (41,412)     (289,402)
Net Assets - Beginning of Year                                  2,517,208      287,157           75,985       664,867
                                                             ------------     --------       ----------     ---------
Net Assets - End of Year                                     $    999,253     $208,725       $   34,573     $ 375,465
                                                             ============     ========       ==========     =========

                                                                               ASSET           HIGH
                                                                GROWTH        MANAGER         INCOME      OVERSEAS
                                                               DIVISION       DIVISION       DIVISION     DIVISION
                                                             ----------      ---------       --------     ---------
Investment Income:
 Dividends                                                   $    3,187      $   8,583       $  3,959     $   1,145
Expenses:
 Risk Charges and Administrative Expenses (Note 4)               (7,679)        (2,162)          (379)       (1,138)
                                                             ----------      ---------       --------     ---------
  Net Investment Income (Loss)                                   (4,492)         6,421          3,580             7
                                                             ----------      ---------       --------     ---------

Gains and (Losses) on Investments:
 Net Realized Gains (Losses)                                   (334,299)       (22,698)       (32,997)      (55,934)
 Net Unrealized Gains (Losses)                                  552,590         49,030         38,413        95,181
 Capital Gain Distributions                                          --             --             --            --
                                                             ----------      ---------       --------     ---------
  Net Gains                                                     218,291         26,332          5,416        39,247
                                                             ----------      ---------       --------     ---------

Net Increase in Net Assets
 Resulting from Operations                                      213,799         32,753          8,996        39,254
                                                             ----------      ---------       --------     ---------

Transfers Due to Terminations                                (1,127,961)      (109,569)       (57,957)     (108,024)
                                                             ----------      ---------       --------     ---------

Net Decrease in Net Assets
 Resulting from Principal Transactions                       (1,127,961)      (109,569)       (57,957)     (108,024)
                                                             ----------      ---------       --------     ---------

Total Decrease in Net Assets                                   (914,162)       (76,816)       (48,961)      (68,770)
Net Assets - Beginning of Year                                1,078,314        236,101         48,961       125,823
                                                             ----------      ---------       --------     ---------
Net Assets - End of Year                                     $  164,152      $ 159,285       $     --     $  57,053
                                                             ==========      =========       ========     =========

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                               MONEY         INVESTMENT       EQUITY
                                                                               MARKET        GRADE BOND       INCOME
                                                                 TOTAL        DIVISION        DIVISION       DIVISION
                                                             ------------     --------       ----------     ----------
Investment Income:
 Dividends                                                   $     50,778     $  5,327       $    9,014     $   17,012
Expenses:
 Risk Charges and Administrative Expenses (Note 4)                (31,465)      (3,135)          (1,572)        (8,668)
                                                             ------------     --------       ----------     ----------
  Net Investment Income (Loss)                                     19,313        2,192            7,442          8,344
                                                             ------------     --------       ----------     ----------

Gains and (Losses) on Investments:
 Net Realized Gains (Losses)                                       63,934           --           14,652         22,461
 Net Unrealized Losses                                           (852,507)          --          (10,165)      (226,643)
 Capital Gain Distributions                                        23,155           --               --         23,155
                                                             ------------     --------       ----------     ----------
  Net Gains and (Losses)                                         (765,418)          --            4,487       (181,027)
                                                             ------------     --------       ----------     ----------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       (746,105)       2,192           11,929       (172,683)
                                                             ------------     --------       ----------     ----------

Transfers Due to Terminations                                    (607,682)     (55,256)        (164,541)      (238,644)
                                                             ------------     --------       ----------     ----------

Net Decrease in Net Assets
 Resulting from Principal Transactions                           (607,683)     (55,256)        (164,541)      (238,644)
                                                             ------------     --------       ----------     ----------

Total Increase (Decrease) in Net Assets                        (1,353,787)     (53,064)        (152,612)      (411,327)
Net Assets - Beginning of Year                                  3,870,995      340,221          228,597      1,076,194
                                                             ------------     --------       ----------     ----------
Net Assets - End of Year                                     $  2,517,208     $287,157       $   75,985     $  664,867
                                                             ============     ========       ==========     ==========

                                                                               ASSET           HIGH
                                                               GROWTH         MANAGER         INCOME       OVERSEAS
                                                              DIVISION       DIVISION        DIVISION      DIVISION
                                                             ----------      ---------       --------     ---------
Investment Income:
 Dividends                                                   $    3,655      $   9,629       $  4,993     $   1,148
Expenses:
 Risk Charges and Administrative Expenses (Note 4)              (13,765)        (2,412)          (467)       (1,446)
                                                             ----------      ---------       --------     ---------
  Net Investment Income (Loss)                                  (10,110)         7,217          4,526          (298)
                                                             ----------      ---------       --------     ---------

Gains and (Losses) on Investments:
 Net Realized Gains (Losses)                                     30,817         (2,761)          (583)         (652)
 Net Unrealized Losses                                         (550,242)       (30,015)        (2,788)      (32,654)
 Capital Gain Distributions                                          --             --             --            --
                                                             ----------      ---------       --------     ---------
  Net Gains and (Losses)                                       (519,425)       (32,776)        (3,371)      (33,306)
                                                             ----------      ---------       --------     ---------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                     (529,535)       (25,559)         1,155       (33,604)
                                                             ----------      ---------       --------     ---------

Transfers Due to Terminations                                  (149,054)          (113)           (10)          (64)
                                                             ----------      ---------       --------     ---------

Net Decrease in Net Assets
 Resulting from Principal Transactions                         (149,054)          (113)           (10)          (64)
                                                             ----------      ---------       --------     ---------

Total Increase (Decrease) in Net Assets                        (678,589)       (25,672)         1,145       (33,668)
Net Assets - Beginning of Year                                1,756,903        261,773         47,816       159,491
                                                             ----------      ---------       --------     ---------
Net Assets - End of Year                                     $1,078,314      $ 236,101       $ 48,961     $ 125,823
                                                             ==========      =========       ========     =========

The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Monarch Life Insurance Company Separate Account VA1 (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account II, a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act) and is currently comprised of six investment divisions. Four investment divisions of the Account are invested solely in the shares of the four corresponding portfolios of the Variable Insurance Products Fund and the remaining two investment divisions are invested solely in the shares of the two corresponding portfolios of the Variable Insurance Products Fund II (the Funds), both are no-load, diversified, open-end, series management investment companies registered under the 1940 Act. The Funds' investment advisor is Fidelity Management & Research Company. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Hawaii
(1995), Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995),
Missouri (1994), Nevada (1997), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the contract owners participating in the Account.

Monarch Life eliminated the High Income Division from the Account during December 2003.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

         INVESTMENTS: The investments in shares of the Funds are stated at market value which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded by the Account on the ex-dividend date.

         FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds by the Account for the year ended December 31, 2003 are shown below:

                                                             PURCHASES             SALES
                                                             ---------          -----------
Money Market Portfolio                                       $   2,299          $    80,730
Investment Grade Bond Portfolio                                  5,642               45,593
Equity Income Portfolio                                         52,644              470,920
Growth Portfolio                                                38,822            1,171,274
Asset Manager Portfolio                                          8,583              111,732
High Income Portfolio                                            3,959               58,336
Overseas Portfolio                                              15,828              123,845
                                                             ---------          -----------
              Totals                                         $ 127,777          $ 2,062,430
                                                             =========          ===========

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.0% (0.85% for mortality and expense risks and 0.15% for administrative charges) of the daily net assets of the Account.

NOTE 5-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2003 are shown below:

                                                                                          NET
                                                             ISSUED       REDEEMED      DECREASE
                                                             ------       --------      --------
Money Market Division                                             -         4,925        (4,925)
Investment Grade Bond Division                                    -         1,948        (1,948)
Equity Income Division                                        1,085        12,895       (11,810)
Growth Division                                               1,032        35,865       (34,833)
Asset Manager Division                                            -         4,008        (4,008)
High Income Division                                              -         2,445        (2,445)
Overseas Division                                               981         8,331        (7,350)

NOTE 6-CONTRACT CHARGES

An annual contract maintenance charge of $30 may be assessed annually by Monarch Life during a contract's accumulation period.

Premium tax may be assessed to a contract. Premium taxes (if any) vary from state to state, are primarily calculated on premium amounts, and range from 0.5% to 3.0%.

Withdrawal charges may be assessed to a contract if withdrawals are made in excess of certain amounts or are made in certain years. Withdrawal charges (if any) range from 1% to 5% of the amount withdrawn and the cumulative total of all withdrawal charges is guaranteed never to exceed 5% of a contract's total purchase payments.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS

NOTE 7-CONTRACT OWNERS' ACCUMULATION VALUES

Contract owners' accumulation values for 2003, 2002 and 2001, consists of the following:

                                                       AT DECEMBER 31,                   FOR THE YEAR ENDED DECEMBER 31,
                                         ------------------------------------------   -------------------------------------
                                                                                                  EXPENSES AS A
                                                                                      INVESTMENT  % OF AVERAGE
                                         ACCUMULATION   ACCUMULATION   ACCUMULATION     INCOME    ACCUMULATION      TOTAL
                                             UNITS       UNIT VALUE       VALUE          RATIO*      VALUE**      RETURN***
                                         ------------   ------------   ------------   ----------  -------------   ---------
            2003
Money Market Division                       13,112         $15.92       $  208,725       1.01%        1.00%          0.00%
Investment Grade Bond Division               2,745          23.52           64,573       6.39%        1.00%          4.12%
Equity Income Division                       9,003          40.60          365,465       2.30%        1.00%         29.01%
Growth Division                              4,292          35.91          154,151       0.42%        1.00%         31.54%
Asset Manager Division                       5,269          28.73          151,399       4.04%        1.00%         16.79%
Overseas Division                            3,454          16.54           57,053       1.04%        1.00%         41.97%

            2002
Money Market Division                       18,037         $15.92       $  287,157       1.70%        1.00%          0.70%
Investment Grade Bond Division               4,693          22.59          105,985       6.06%        1.00%          9.29%
Equity Income Division                      20,813          31.47          654,867       1.98%        1.00%        (17.77%)
Growth Division                             39,125          27.30        1,068,314       0.27%        1.00%        (30.87%)
Asset Manager Division                       9,277          24.60          228,216       3.98%        1.00%         (9.63%)
High Income Division                         2,445          20.02           48,961      10.62%        1.00%          2.40%
Overseas Division                           10,804          11.65          125,823       0.79%        1.00%        (21.07%)

            2001
Money Market Division                       21,516         $15.81       $  340,221       3.97%        1.00%          3.15%
Investment Grade Bond Division              11,057          20.67          228,597       5.23%        1.00%          7.38%
Equity Income Division                      28,123          38.27        1,076,194       1.79%        1.00%         (5.91%)
Growth Division                             44,525          39.49        1,756,903       0.08%        1.00%        (18.47%)
Asset Manager Division                       9,616          27.22          261,773       6.13%        1.00%         (5.05%)
High Income Division                         2,445          19.55           47,816      12.95%        1.00%        (12.62%)
Overseas Division                           10,806          14.76          159,491       5.43%        1.00%        (21.96%)

*These ratios represent dividends received by the Account's divisions from the underlying investments, divided by the respective division's average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account's unit values. The recognition of investment income by the Account's divisions is affected by the timing of the declaration of dividends by the underlying investments.

**These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Account's unit values. Expenses of the underlying investments and any charges made directly to a contract (through the redemption of units) are excluded.

***These ratios represent the total return of the Account's divisions. The ratios include changes in the values of the underlying investments and deductions for items included in the expense ratios. The ratios do not include any contract charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS

NOTE 8-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 9-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

50647 2/04